Loans Receivable - Loan Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	$ 2,137,704	$ 2,276,160	$ 2,291,122
Allowance for loan losses	(35,537)	(45,873)	(41,667)	(81,713)
Loans, net	2,102,167	2,230,287
Loans past due 90 days and accruing			154
Troubled debt restructuring, accruing
CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	468,442	527,825	604,361
CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	576,084	584,857	626,795
Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	64,306	55,919	95,474
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	188,478	207,720	224,517
Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	25,279	30,842	41,470
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	305,552	273,413	100,438
Allowance for loan losses	(2,898)	(3,333)	(903)	(661)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	30,829	38,618	46,671
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	1,587,567	1,725,567	1,878,026
Allowance for loan losses	(27,828)	(33,197)	(34,227)	(76,759)
Commercial [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	478,734	556,966
Commercial [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	468,442	527,825	604,361
Commercial [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	576,084	584,857	626,795
Commercial [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	64,306	55,919	95,474
Consumer [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	188,478	207,720	224,517
Loans past due 90 days and accruing			138
Consumer [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	25,279	30,842	41,470
Consumer [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	305,552	273,413	100,438
Consumer [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	30,829	38,618	46,671
Loans past due 90 days and accruing			$ 16